Financial Risk Management - Disclosure of Credit Risk Exposure (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Financial assets	$ 92,387	$ 6,127
Without External Credit Ratings [Member]
Statement Line Items [Line Items]
Financial assets	90,887	3,747	$ 1,915
Without External Credit Ratings [Member] | Trade Receivables [Member]
Statement Line Items [Line Items]
Financial assets	1,645	2,358	7,789
Without External Credit Ratings [Member] | Trade Receivables [Member] | New Customer Less than 6 Months [Member]
Statement Line Items [Line Items]
Financial assets			42
Without External Credit Ratings [Member] | Trade Receivables [Member] | Existing Customers (More Than 6 Months With Default in Past [Member]
Statement Line Items [Line Items]
Financial assets	1,645	2,358	7,747
Ratings AA- [Member]
Statement Line Items [Line Items]
Financial assets	90,887	3,747	1,915
Ratings A+ [Member]
Statement Line Items [Line Items]
Financial assets			$ 94